PROPRIETARY TECHNOLOGIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Payments To Acquire Intangible Assets					$ 0	$ 1,500,000
Amortization of Intangible Assets	166,775	87,802	463,600	295,759
Finite-Lived Intangible Assets, Net, Total	58,995,505		58,995,505		60,705,829	55,733,246
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Amortization of Intangible Assets					417,064	375,309
Royalty Agreements [Member] | Macau Meiji Limited [Member]
Property, Plant and Equipment [Line Items]
Payments To Acquire Intangible Assets						1,500,000
Patents [Member] | Tri Way Industries Limited [Member]
Property, Plant and Equipment [Line Items]
Payments To Acquire Intangible Assets							8,000,000
Sleep Cod Breeding Technology License [Member]
Property, Plant and Equipment [Line Items]
License Costs					2,270,968
Finite-Lived Intangible Asset, Useful Life					50 years
Bacterial Cellulose Technology License [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			25 years		20 years
Finite-Lived Intangible Assets, Net, Total					$ 2,119,075